Related Party Transactions - Disclosure of Information About Key Management Personnel (Parenthetical) (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	[1]	$ 7,317	$ 5,379
Key management personnel compensation, share-based payment	[2]	33,319	32,210
Key management personnel compensation, consulting fees	[3],[4]	130	231
Director [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, consulting fees		130	130
Employees [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, consulting fees		0	101
Salaries, Employees Benefits and Directors Fee [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		7,100	5,148
Key management personnel compensation, share-based payment		32,793	31,826
Capitalized to Exploration and Evaluation Assets [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		217	231
Key management personnel compensation, share-based payment		$ 526	$ 384

[1]	Short-term compensation to key management personnel for the year ended December 31, 2023 amounted to $7,317 (2022 - $5,379) of which $7,100 (2022 - $5,148) was expensed and included in salaries, benefits, and directors’ fees on the statement of net income (loss) and comprehensive income (loss). The remaining $217 (2022 - $231) was capitalized to exploration and evaluation assets.
[2]	Share-based payments to key management personnel for the year ended December 31, 2023 amounted to $33,319 (2022 - $32,210) of which $32,793 (2022 - $31,826) was expensed and $526 (2022 - $384) was capitalized to exploration and evaluation assets.
[3]	The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2023 amounting to $130 (2022 - $130).
[4]	The Company used consulting services from a company associated with one of its former employees in relation to various studies for the year ended December 31, 2023 amounting to $nil (2022 - $101).